(Write-down) and Gain on Sale of Vessels	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
(Write-down) and Gain on Sale of Vessels
(Write-down) and Gain on Sale of Vessels
In 2019, the carrying value of one FPSO unit and the Arendal Spirit UMS were written down to their estimated fair value, using a discounted cash flow valuation, as a result of a reassessment of the future redeployment assumptions for both units. The Partnership's consolidated statement of loss for the year ended December 31, 2019 includes a $338.0 million write-down related to these units. The write-downs of the one FPSO unit and Arendal Spirit UMS are included in the Partnership's FPSO and UMS segments, respectively.

In 2019, the carrying value of the Ostras FPSO unit was written down to its estimated fair value, using an appraised value, due to the expected sale of the unit. The Ostras FPSO unit was classified as held for sale on the Partnership's consolidated balance sheet as at December 31, 2019. The Partnership's consolidated statement of loss for the year ended December 31, 2019 includes a $4.4 million write-down related to this vessel. The write-down is included in the Partnership's FPSO segment.

In 2019, the carrying value of the Navion Hispania and Stena Sirita shuttle tankers were written down to their estimated fair values, using appraised values, as a result of the expected sales of the vessels. These vessels were classified as held for sale on the Partnership's consolidated balance sheet as at December 31, 2019. The Partnership's consolidated statement of loss for year ended December 31, 2019 includes a $2.3 million write-down related to these vessels. The write-down is included in the Partnership's shuttle tanker segment.

In 2019, the Partnership sold a 1988-built FSO unit, the Pattani Spirit, for net proceeds of $15.7 million. The Pattani Spirit was classified as held for sale on the Partnership's consolidated balance sheet as at December 31, 2018. The Partnership's consolidated statement of loss for the year ended December 31, 2019 includes a $11.2 million gain related to the sale of this vessel. The gain on sale is included in the Partnership's FSO segment.

In 2019, the Partnership sold a 2001-built shuttle tanker, the Nordic Spirit, and a 1998-built shuttle tanker, the Alexita Spirit, for net proceeds of $8.9 million and $8.7 million, respectively. The Nordic Spirit was classified as held for sale on the Partnership's consolidated balance sheet as at December 31, 2018. The Partnership's consolidated statement of loss for the year ended December 31, 2019 includes a $1.3 million gain related to the sale of these vessels. The gain on sale is included in the Partnership's shuttle tanker segment.

In 2018, the carrying value of the Ostras and Piranema Spirit FPSO units were written down to their estimated fair values, using a discounted cash flow valuation, as a result of a reassessment of the future redeployment assumptions for both units. The Partnership's consolidated statement of loss for the year ended December 31, 2018 includes a $180.2 million write-down related to these vessels. The write-down is included in the Partnership's FPSO segment.

In 2018, the carrying value of the HiLoad DP unit was written down to nil using a discounted cash flow valuation. The unit was written down as a result of a settlement received from Petrobras (see note 5) and a change in the operating plan for the unit. The Partnership's consolidated statement of loss for the year ended December 31, 2018 includes a $19.2 million write-down related to this unit. The HiLoad DP unit had previously been written down to its estimated fair value using a discounted cash flow valuation in 2017, as a result of a change in expectations for the future employment opportunities for the unit and the unit proceeding into lay-up. The Partnership's consolidated statement of loss for the year ended December 31, 2017 includes a $26.3 million write-down related to this unit. The write-downs are included in the Partnership's shuttle tanker segment.

In 2018, the carrying value of the Nordic Spirit and Stena Spirit shuttle tankers were written down to their estimated fair values, using appraised values, due to the redelivery of these vessels from their charterer after completing their bareboat charter contracts in May 2018 and the resulting change in the expectations for the future opportunities for the vessels. The Partnership's consolidated statement of loss for the year ended December 31, 2018 includes a $29.7 million write-down related to these vessels, of which $14.8 million is included in a 50%-owned subsidiary of the Partnership. The write-down is included in the Partnership's shuttle tanker segment.

In 2018, the Partnership sold the 1998-built shuttle tankers, the Navion Scandia and Navion Britannia, for net proceeds of $10.8 million and $10.4 million, respectively. The Partnership's consolidated statement of loss for the year ended December 31, 2018 includes a $5.3 million gain related to the sale of these vessels. The gain on sale is included in the Partnership's shuttle tanker segment.

In 2017, the carrying value of two FPSO units were written down to their estimated fair value, using a discounted cash flow valuation. The Petrojarl I FPSO unit was written down to its estimated fair value, as a result of increasing costs associated with additional upgrade work required and estimated liquidated damages to the charterer associated with the delay in the commencement of the unit's operations. During 2017, the Petrojarl I FPSO unit was moved from the Damen Shipyard in the Netherlands to complete upgrades at the Aibel AS shipyard in Norway. Upon arrival at the Aibel AS shipyard, it was determined that additional upgrade work was required, resulting in a further increase in costs and a further delay of the commencement of the FPSO unit's operations until the second quarter of 2018. In addition, during 2017, the Ostras FPSO unit was written down to its estimated fair value, using a discounted cash flow valuation, as a result of an expected change in the operating plans for the unit resulting from receiving confirmation from the charterer that it planned to redeliver the unit upon completion of the firm charter contract in January 2018. The Partnership's consolidated statement of loss for the year ended December 31, 2017 includes an aggregate $265.2 million write-down related to these units. The write-downs are included in the Partnership's FPSO segment.

In 2017, the Nordic Brasilia and Nordic Rio shuttle tankers were written down to their estimated fair values, using appraised values, due to the redelivery of these vessels from their charterer after completing their bareboat charter contracts in 2017 and a resulting change in expectations for the future opportunities and operating plans for the vessels. The Partnership's consolidated statement of loss for the year ended December 31, 2017 includes a $25.2 million write-down related to these vessels, of which $10.8 million is included in a 50%-owned subsidiary of the Partnership. The write-downs are included in the Partnership's shuttle tanker segment.

In 2017, the Partnership sold a 1999-built shuttle tanker, the Navion Marita, for gross proceeds of $5.7 million, which was the approximate carrying value of the vessel at the time of sale. The shuttle tanker had previously been written down to its estimated fair value as a result of the expected sale of the vessel, and the Partnership’s consolidated statement of loss for the year ended December 31, 2017, includes a $5.1 million write-down related to the vessel. The write-down is included in the Partnership’s shuttle tanker segment.